Share-Based Compensation - Summary of Movement in Value of Conditional Awards in LTIPs (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
2015 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	£ 6,374	£ 6,503
Conditional award payments made	(4,578)
Conditional awards forfeited or cancelled	(1,796)	(129)
Conditional awards outstanding at the end of the year	0	6,374
2014 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	0	1,910
Conditional award payments made	0
Conditional awards forfeited or cancelled	0	(1,910)
Conditional awards outstanding at the end of the year	£ 0	£ 0